Commitments and Contingencies - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Loan commitments outstanding with variable interest rates	$ 122.8
Loan commitments outstanding with fixed interest rates	$ 11.1
Term of letters of credit, maximum	1 year